Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	ATM Facility [Member]	Common Stock [Member]	Common Stock [Member] ATM Facility [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] ATM Facility [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	$ 254,344		$ 4		$ 518,756		$ (264,416)
Beginning balance, shares at Dec. 31, 2020			41,569,000
Vesting of restricted stock awards and units, shares			1,000
Exercise of stock options	920				920
Exercise of stock options, shares			226,000
Issuance of common stock, net of offering costs		$ 14,550				$ 14,550
Issuance of common stock upon public offering, net of offering costs, shares				1,829,000
Issuance of common stock under the 2018 employee stock purchase plan	209				209
Issuance of common stock under the 2018 employee stock purchase plan, shares			27,000
Stock-based compensation expense	18,579				18,579
Net Income (Loss)	(119,126)						(119,126)
Ending balance at Dec. 31, 2021	$ 169,476		$ 4		553,014		(383,542)
Ending balance, shares at Dec. 31, 2021			43,652,000
Exercise of stock options, shares	0
Issuance of common stock under the 2018 employee stock purchase plan	$ 203				203
Issuance of common stock under the 2018 employee stock purchase plan, shares			121,000
Stock-based compensation expense	9,267				9,267
Net Income (Loss)	(80,856)						(80,856)
Ending balance at Sep. 30, 2022	98,090		$ 4		562,484		(464,398)
Ending balance, shares at Sep. 30, 2022			43,773,000
Beginning balance at Dec. 31, 2021	169,476		$ 4		553,014		(383,542)
Beginning balance, shares at Dec. 31, 2021			43,652,000
Vesting of restricted stock awards and units, shares			1,000
Exercise of stock options	$ 58				58
Exercise of stock options, shares	142,013		142,000
Issuance of common stock under the 2018 employee stock purchase plan	$ 204				204
Issuance of common stock under the 2018 employee stock purchase plan, shares			121,000
Stock-based compensation expense	11,522				11,522
Net Income (Loss)	(105,890)						(105,890)
Ending balance at Dec. 31, 2022	75,370		$ 4		564,798		(489,432)
Ending balance, shares at Dec. 31, 2022			43,916,000
Beginning balance at Jun. 30, 2022	118,343		$ 4		559,768		(441,429)
Beginning balance, shares at Jun. 30, 2022			43,696,000
Issuance of common stock under the 2018 employee stock purchase plan	60				60
Issuance of common stock under the 2018 employee stock purchase plan, shares			77,000
Stock-based compensation expense	2,656				2,656
Net Income (Loss)	(22,969)						(22,969)
Ending balance at Sep. 30, 2022	98,090		$ 4		562,484		(464,398)
Ending balance, shares at Sep. 30, 2022			43,773,000
Beginning balance at Dec. 31, 2022	75,370		$ 4		564,798		(489,432)
Beginning balance, shares at Dec. 31, 2022			43,916,000
Vesting of restricted stock awards and units, shares			284,000
Exercise of stock options	$ 176				176
Exercise of stock options, shares	223,273		224,000
Issuance of common stock under the 2018 employee stock purchase plan	$ 86				86
Issuance of common stock under the 2018 employee stock purchase plan, shares			134,000
Stock-based compensation expense	6,284				6,284
Net Income (Loss)	20,942						20,942
Ending balance at Sep. 30, 2023	102,858		$ 4		571,344		(468,490)
Ending balance, shares at Sep. 30, 2023			44,558,000
Beginning balance at Jun. 30, 2023	122,037		$ 4		568,946		(446,913)
Beginning balance, shares at Jun. 30, 2023			44,308,000
Vesting of restricted stock awards and units, shares			30,000
Exercise of stock options	106				106
Exercise of stock options, shares			107,000
Issuance of common stock under the 2018 employee stock purchase plan	73				73
Issuance of common stock under the 2018 employee stock purchase plan, shares			113,000
Stock-based compensation expense	2,219				2,219
Net Income (Loss)	(21,577)						(21,577)
Ending balance at Sep. 30, 2023	$ 102,858		$ 4		$ 571,344		$ (468,490)
Ending balance, shares at Sep. 30, 2023			44,558,000